Related Party Transactions (Detail) (USD $) Share data in Millions, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 01, 2009	Dec. 31, 2012
Liquidity Units Owned (in Shares)		4.7
Payments To Acquire Limited Partnership Interest (in Dollars)	$ 1,200,000,000
Percentage Of Trigger Point On Outstanding Accumulation Units		45.00%
Percentage Of Accumulation Units Outstanding Owned By TIAA		2.20%
Redemption Of Liquidity Units (in Dollars)		$ 940,300,000
Minimum Percentage Of Net Assets In Cash And Cash Equivalents And Non Real Estate Related Securities Projected To Hold		17.00%
Maximum Percentage Of Net Assets In Cash and Cash Equivalents And Non Real Estate Related Securities Projected To Hold		25.00%
Percentage of Net Assets in Cash and Cash Equivalents and Non-Real Estate-related Securities Projected to Hold		17.40%